Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of Condensed statements of balance sheets
Condensed balance sheets

	December 31, 2024	December 31, 2025

	RMB in thousands
Cash and cash eq uiv alents	10,721	4,173
Time Deposits	—	210,864
Amounts due from Group companies	15,688,455	19,066,168
Prepayments and other current assets	132,745	132,955
Short-term investments	445,470	345,823
Long-term investments, net	758,348	1,091,207
Investments in subsidiaries and net assets of VIEs and VIEs’ subsidiaries	345,248	2,686,268

Total assets	17,380,987	23,537,458

Short-term loans and current portion of long-term debt	31,657	3,162,384
Deferred revenue	9,836	1,508
Accrued liabilities and other payables	64,151	24,413
Long-term debt and others	3,166,946	4,775,871

Total liabilities	3,272,590	7,964,176

Total Bilibili Inc’s shareholders’ equity	14,108,397	15,573,282
Total shareholders’ equity	14,108,397	15,573,282

Total liabilities and shareholders’ equity	17,380,987	23,537,458

Summary of Condensed statements of comprehensive loss
Condensed statements of comprehensive loss and cash flows
：

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Total costs and expenses	(43,924)	(24,139)	(16,408)
Net (loss)/profit from subsidiaries and VIEs and VIEs’ subsidiaries	(4,745,316)	(1,009,762)	1,446,123
Loss from non-operations	(33,081)	(312,899)	(236,184)

(Loss)/profit before income tax expenses	(4,822,321)	(1,346,800)	1,193,531

Net (loss)/profit	(4,822,321)	(1,346,800)	1,193,531

Summary of Condensed statements of cash flows

	For the Year Ended December 31,
	2023	2024	2025
	RMB in thousands
Net cash used in operating activities	(111,392)	(118,834)	(120,821)

Purchase of short-term investments	(3,863)	(70)	(427,465)
Maturity of short-term investments	982,151	175,717	422,568
Placement of time deposits	—	—	(211,779)
Maturity of time deposits	4,083,893	—	—
Investments and loans from/(to) subsidiaries, VIEs and VIEs’ subsidiaries	383,391	3,180,316	(3,506,156)
Other investing activities	(76,697)	(147,691)	(352,608)

Net cash provided by/(used in) investing activities	5,368,875	3,208,272	(4,075,440)

Purchase of noncontrolling interests	(7,027)	—	—
Proceeds from exercise of employees’ share options	2	10,268	6,559
Proceeds from issuance of ordinary shares, net of issuance costs	2,689,380	—	—
Proceeds from issuance of convertible senior notes, net of issuance costs	—	—	4,886,978
Proceeds of long-term loans	—	3,100,000	—
Repayment of long-term loans	—	—	(31,000)
Repurchase of shares	—	(117,523)	(822,713)
Repurchase of convertible senior notes	(7,675,227)	(6,058,432)	(474)
Net cash (used in)/provided by financing activities	(4,992,872)	(3,065,687)	4,039,350